CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical)	Dec. 31, 2021 shares
Private Placement | Private Placement Warrants
Sale of Private Placement Units, net of initial fair value of Private Warrants and offering costs (in shares)	675,000